Long-term investments - Additional Information (Detail) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 09, 2020 USD ($) $ / instrument	Oct. 21, 2020 USD ($)	May 31, 2020 shares	Dec. 31, 2020 USD ($) $ / MWh windProject MWac turbine	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 04, 2021 USD ($) windProject	Jan. 07, 2021 USD ($) shares	Dec. 31, 2020 CAD ($) $ / MWh windProject MWac	Jul. 02, 2020 CAD ($)	Dec. 30, 2019 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	May 24, 2019 USD ($)	May 24, 2019 CAD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investments				$ 186,452,000	$ 82,111,000
Non-controlling interest held by related party				458,612,000	531,541,000
Non-controlling interest calculated using the HLBV method of accounting				(67,286,000)	(62,416,000)
Interest income				91,448,000	100,886,000
Fair value loss				559,701,000	278,084,000
Investments carried at fair value				1,837,429,000	1,294,147,000
Noncontrolling interest in partnerships and joint ventures				186,452,000	82,111,000
Fair value of support provided				12,273,000	9,446,000
Obligation to provide cash advances under purchase option agreement				2,124,296,000
Short-term debt				$ 194,478,000
San Antonio Water System
Schedule of Equity Method Investments [Line Items]
Equity interest				20.00%					20.00%
Interest income				$ 2,113,000	6,007,000
Fair value loss				117,000	(6,007,000)
Investments carried at fair value				$ 0	27,072,000
San Antonio Water System, Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in joint venture					1,500,000					$ 1,581
Ownership interest acquired (percent)										50.00%
San Antonio Water System, Joint Venture | Third party
Schedule of Equity Method Investments [Line Items]
Investments in joint venture					1,500,000
AWUSA | AIP
Schedule of Equity Method Investments [Line Items]
Interest income					6,007,000
Fair value loss					(6,007,000)
Exchange of notes receivable											$ 30,293,000
Atlantica
Schedule of Equity Method Investments [Line Items]
Equity interest				44.20%					44.20%
Equity method investments				$ 1,036,414,000
Interest income				74,604,000	69,307,000
Fair value loss				519,297,000	290,740,000
Investments carried at fair value				$ 1,706,900,000	1,178,581,000
Atlantica | Maximum
Schedule of Equity Method Investments [Line Items]
Equity interest				48.50%					48.50%
Atlantica | Subscription Share Purchase Agreement
Schedule of Equity Method Investments [Line Items]
Subscription purchase agreement, share price (in USD) | $ / instrument	33.00
Derivative financial instruments, liabilities	$ 20,015,000
Windlectric
Schedule of Equity Method Investments [Line Items]
Equity method investments														$ 91,918,000	$ 123,603
Windlectric | AYES Canada
Schedule of Equity Method Investments [Line Items]
Equity method investments														4,834,000	6,500
AYES Canada
Schedule of Equity Method Investments [Line Items]
Non-controlling interest held by related party				$ 59,125,000	73,707,000							$ 96,752,000
Option to exchange shares | shares			3,500,000
Interest income				14,731,000	25,572,000
Fair value loss				20,272,000	(6,649,000)
Investments carried at fair value				110,514,000	88,494,000
AYES Canada | AIP
Schedule of Equity Method Investments [Line Items]
Non-controlling interest held by related party												$ 96,752,000	$ 130,103	$ 96,752,000	$ 130,103
Non-controlling interest calculated using the HLBV method of accounting				0	0
Distribution from interest in noncontrolling interest				$ 16,064,000	$ 26,465,000
Texas Wind Farms | Forecast
Schedule of Equity Method Investments [Line Items]
Equity method investments						$ 103,642,000
Red Lily I
Schedule of Equity Method Investments [Line Items]
Equity interest				75.00%					75.00%
Wind facility capacity (megawatt AC) | $ / MWh				26.4					26.4
Other Development Projects
Schedule of Equity Method Investments [Line Items]
Equity interest				50.00%					50.00%
Option to acquire remaining equity interest (percent)				50.00%					50.00%
Sugar Creek
Schedule of Equity Method Investments [Line Items]
Wind facility capacity (megawatt ac) | MWac				202					202
Maverick
Schedule of Equity Method Investments [Line Items]
Wind facility capacity (megawatt ac) | MWac				492					492
Sugar Creek and North Fork Ridge
Schedule of Equity Method Investments [Line Items]
Number of turbines commissioned | turbine				111
Total number of turbines | turbine				127
Altavista
Schedule of Equity Method Investments [Line Items]
Solar power capacity (megawatt ac) | MWac				80
Blue Hill
Schedule of Equity Method Investments [Line Items]
Wind facility capacity (megawatt ac) | MWac				175					175
Blue Hill | Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity interest				50.00%					50.00%
Investments in joint venture				$ 20,029,000					$ 27,205
Southwestern Missouri Wind Projects
Schedule of Equity Method Investments [Line Items]
Number of wind development projects | windProject				2					2
Wind facility capacity (megawatt ac) | MWac				150					150
Abengoa Investments
Schedule of Equity Method Investments [Line Items]
Payment for option to purchase investments		$ 1,500,000
Term of option to purchase investment		12 months
Obligation to provide cash advances under purchase option agreement		$ 7,233,000
Subsequent Event | Atlantica
Schedule of Equity Method Investments [Line Items]
Equity method investments								$ 132,688,000
Equity method investment, shares acquired (shares) | shares								4,020,860
Subsequent Event | Texas Wind Farms
Schedule of Equity Method Investments [Line Items]
Equity interest							51.00%
Equity method investments							$ 227,556,000
Number of wind development projects acquired | windProject							3
Number of wind development projects | windProject							4
Subsequent Event | Sugar Creek
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired (percent)							50.00%
Subsequent Event | Maverick
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired (percent)							50.00%
Subsequent Event | Sugar Creek and Maverick
Schedule of Equity Method Investments [Line Items]
Investments in joint venture							$ 43,796,000
Subsequent Event | Sugar Creek and Maverick | Property, Plant and Equipment
Schedule of Equity Method Investments [Line Items]
Investments in joint venture							1,009,709,000
Subsequent Event | Sugar Creek and Maverick | Construction Loan Payable
Schedule of Equity Method Investments [Line Items]
Short-term debt							$ 837,026,000
Subsequent Event | North Fork Ridge
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired (percent)							50.00%